Concentrations of Risk	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations of Risk
13. Concentrations of Risk
The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.
For the years ended December 31, 2021 and 2020, two customers accounted for all revenue recognized in the period.
As of December 31, 2021, there were no customer concentrations in accounts receivable. As of December 31, 2020, one customer accounted for 97% of accounts receivable.